Convertible Notes Payable - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	Feb. 28, 2011	Dec. 31, 2013	Dec. 31, 2010 Tranche	Jan. 31, 2013	Dec. 31, 2012	Oct. 31, 2012
Debt Instrument [Line Items]
Convertible notes payable, current					$ 4,460,000
Maturity date		Feb. 28, 2011
Amount of debt converted into shares	4,600,000
Series B convertible preferred stock [Member]
Debt Instrument [Line Items]
Number of shares issued in exchange for Notes payable	10,238,444
2010 Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable, current			4,500,000
Number of tranches			2
Fixed interest rate			5.00%
2012 Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable, current						4,500,000
Fixed interest rate						8.00%
Maturity date		Jan. 31, 2013
Accrued interest				$ 88,000
2012 Notes [Member] | Series B convertible preferred stock [Member]
Debt Instrument [Line Items]
Number of shares issued in exchange for Notes payable				10,195,552
Price per share				$ 0.45		$ 0.45